Financial Income and Expenses (Details) - DKK (kr) kr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial Income:
Interest and other financial income			kr 83	kr 45
Realized and unrealized gains on marketable securities, net				27
Realized and unrealized exchange rate gains, net			36	26
Total financial income	kr 42	kr 34	119	98
Financial expenses:
Interest and other financial expenses			4	4
Realized and unrealized losses on marketable securities (fair value through the income statement), net			1
Total financial expenses	kr 211	kr 60	5	4
Net financial items			114	94
Interest and other financial income on financial assets measured at amortized cost			kr 83	kr 45